UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


           Report for the Calendar Year or Quarter End: June 30, 2003


                          Pamet Capital Management, LLC
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                    Name of Institutional Investment Manager


           222 Berkeley Street, 22nd Floor        Boston       MA         02116
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Business Address               (Street)           (City)     (State)      (Zip)


13F File Number: 028-10112
                -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.



Name, Title and Telephone Number of Person Submitting Report:


Jason Price                Chief Financial Officer                 617-646-6100
--------------------------------------------------------------------------------
(Name) (Title) (Phone)

Signature, Place and Date of Signing:


Jason Price
222 Berkeley Street, 22nd Floor, Boston, MA 02116
8/13/2003


Report Type:

[X]   13F HOLDINGS REPORT.
[ ]   13F NOTICE.
[ ]   13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE




Number of Other Included Managers:   1
                                  --------

List of Other Included Managers:  Abrams Capital, LLC
                                ------------------------

Form 13F Information Table Entry Total:   35
                                       --------

Form 13F Information Table Value Total:   251,990,000
                                       -----------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          Pamet Capital Management, LLC

                           FORM 13F INFORMATION TABLE
                               AS OF DATE: 6/30/03


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ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
AES Corp.                                   COM   00130H105    276    43400             43400              43400
AES Corp.                                   COM   00130H105   6074   956600            956600      1      956600
Allegheny Energy Inc.                       COM   017361106   1344   159100            159100             159100
Allegheny Energy Inc.                       COM   017361106  20500  2426000           2426000      1     2426000
Bay View Cap Corp.                          COM   07262L101     27     4700              4700               4700
Bay View Cap Corp.                          COM   07262L101    101    17400             17400      1       17400
Berkshire Hathaway Inc.                    CL B   084670207   1108      456               456                456
Berkshire Hathaway Inc.                    CL B   084670207  13766     5665              5665      1        5665
Berkshire Hathaway Inc.                    CL A   084670108   4350       60                60      1          60
BKF Capital Group Inc.                      COM   05548G102    635    29100             29100              29100
BKF Capital Group Inc.                      COM   05548G102  10036   459700            459700      1      459700
Block H&R Inc.                              COM   093671105   1695    39200             39200              39200
Block H&R Inc.                              COM   093671105  25860   597900            597900      1      597900
Citigroup Litigation                     *W EXP   172967127    251   246340            246340             246340
Citigroup Litigation                     *W EXP   172967127   3745  3670936           3670936      1     3670936
Echostar Communications Corp.              CL A   278762109   3976   114850            114850             114850
Echostar Communications Corp.              CL A   278762109  59287  1712500           1712500      1     1712500
Erie Indty Co.                             CL A   29530P102   1580    38300             38300              38300
Erie Indty Co.                             CL A   29530P102  24661   597842            597842      1      597842
Holly Corp.                       COM PAR $0.01   435758305     41     1500              1500               1500
Holly Corp.                       COM PAR $0.01   435758305    660    23900             23900      1       23900
Intergraph Corp.                            COM   458683109    685    32400             32400              32400
Intergraph Corp.                            COM   458683109  10902   515700            515700      1      515700
International Speedway Corp.               CL A   460335201    698    17670             17670              17670
International Speedway Corp.               CL A   460335201  11029   279130            279130      1      279130
Juno Lighting, Inc.                     COM NEW   482047206    406    30319             30319              30319
Juno Lighting, Inc.                     COM NEW   482047206   6104   456227            456227      1      456227
Morgan Stanley Dean Witter & Co         COM NEW   617446448    973    22750             22750              22750
Morgan Stanley Dean Witter & Co         COM NEW   617446448  15251   356750            356750      1      356750
Owens Ill  Inc.                         COM NEW   690768403    551    40000             40000              40000
Owens Ill  Inc.                         COM NEW   690768403   8400   610000            610000      1      610000
Safety Insurance Group Inc.                 COM   78648T100    284    19300             19300              19300
Safety Insurance Group Inc.                 COM   78648T100   4513   306831            306831      1      306831
Sierra Pacific Resources                    COM   826428104    705   118700            118700             118700
Sierra Pacific Resources                    COM   826428104  11516  1938700           1938700      1     1938700


*  Where shares are reported for "Other Managers" designated in Item 7, all of the information provided is with respect to such manager.


